Taxes (Tables)	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision (benefit)
	For the years ended September 30,
	2021	2020	2019
Current income tax provision
Cayman Island	$-	$-	$-
Hong Kong	-	-	-
PRC	3,026,867	2,552,097	2,141,222
Subtotal	3,026,867	2,552,097	2,141,222

Deferred income tax provision
Cayman Island	-	-	-
Hong Kong	-	-	-
PRC	(668,341)	(9,886)	(39,625)
Total income tax provision	$2,358,526	$2,542,211	$2,101,597

Schedule of table reconciles the china statutory rates to the company’s effective tax rate
	For the years ended September 30,
	2021	2020	2019
Statutory PRC income tax rate	25.0%	25.0%	25.0%
Effect of income tax holiday	(11.0)%	(1.1)%	(3.3)%
Permanent difference	-%	-%	0.1%
Non-PRC entities not subject to PRC income tax	2.0%	1.3%	-%
Impact on DTA due to change in applicable income tax rate	0.6%	-%	-%
Change in valuation allowance	0.5%	-%	-%
Total	17.1%	25.2%	21.8%

Schedule of deferred tax assets
	September 30, 2021	September 30, 2020
Deferred tax assets:
Net operating loss carry-forwards	$785,550	$186,537
Allowance for doubtful accounts	84,447	—
Total	869,997	186,537
Valuation allowance	—	—
Total deferred tax assets	$869,997	$186,537

Schedule of taxes payable
	September 30, 2021	September 30, 2020
Income tax payable	$669,780	$767,297
Value added tax payable	326,468	433,838
Other taxes payable	105,212	130,614
Total taxes payable	$1,101,460	$1,331,749